Supplemental Cash Flow Information - Changes in Non-cash Working Capital Items Related to Operating Activities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Accounts receivable, including other current assets	$ (114,042)	$ (22,746)	$ 140,290
Due from affiliates	1,734	1,016	(4,539)
Bunker and lube oil inventory	(11,804)	(17,619)	13,634
Prepaid expenses	(25)	(484)	532
Accounts payable and accrued liabilities	21,065	(13,934)	(50,040)
Due to affiliates	(9,803)	7,821	984
Deferred revenue	798	(3,355)	(3,277)
Other	(147)	1,316	(7,664)
Change in operating assets and liabilities	$ (112,224)	$ (47,985)	$ 89,920